Trade and other receivables, net - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Number of well-known multinational companies with good credit quality standing | company	20
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 741	$ 717
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 22,933	$ 11,224
Proportion of outstanding unimpaired trade receivables (as a percent)	72.00%	53.00%